Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

28. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Company and other related parties are disclosed below and in other notes according to the nature of the transactions. These transactions have been recorded at the exchange amount, meaning the amount agreed to between the parties.

At December 31, 2021 and 2020, a former CEO had a balance of $283 and $170, respectively, owing to the Company under a tax equalization program, the amounts to be repaid once a refund is received from the taxation authority for each of the two years covered by the program.

All material transactions with SALP are disclosed in notes 16, 17, 18a, 19a, 19c, and 33 where the particular transactions are disclosed, and otherwise in this note.

During the year ended December 31, 2021, the Company recorded an interest expense and paid interest on the loan with its parent, SALP, of $4,222 and of $3,945, respectively ($2,121 and $1,879, respectively, for the year ended December 31, 2020).

During the year ended December 31, 2021, the Company also recorded and paid legal expenses of $326 and of $181 respectively ($nil for the year ended December 30, 2020), incurred by SALP that it is required to reimburse pursuant to the subscription agreement signed with SALP on April 14, 2019. On October 1, 2021, the Company entered into a forbearance agreement with SALP and Thomvest to forbear the reimbursement of such legal fees incurred between October 1, 2021 and June 30, 2022, until the latter date.

In February 2022, the Company repaid its loan with SALP (note 33).